FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis by level

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Obligation to issue shares of Common Stock	$187	$—	$—	$187
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,685	$2,685
Warrants Liability	$—	$—	$2,045	$2,045
Total liabilities	$187	$—	$4,730	$4,917

	Balance as of December 31, 2015,
	Level 1	Level 2	Level 3	Total
Liabilities:
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,910	$2,910
Warrants liability	$—	$—	$544	$544
Total liabilities	$—	$—	$3,454	$3,454

Schedule of Deferred payment due to the acquisition of the SPVs

The Deferred payment due to the acquisition of the SPVs is included in long term loans and Liabilities in the consolidated Balance Sheets and the change in fair value of remaining balance is included in interest expenses in the consolidated statements of income.

Deferred payment due to the acquisition of the SPVs
Balance at January 1, 2015	$—
Increase due to acquisition of the SPVs	2,910
Balance at December 31, 2015	$2,910
Changes in fair value, interest expense and translation adjustments	(225)
Balance at December 31, 2016	$2,685

Schedule of Level 3 liabilities

As of December 31,2016, and 2015, the Level 3 liabilities consisted of the Company’s warrant liability.

Warrants Liability
Balance at January 1, 2015	$—
Issuance of warrants	325
Changes in fair value	219
Balance at December 31, 2015	$544
Issuance of warrants	2,839
Changes in fair value	1,338
Balance at December 31, 2016	$2,045